Share-based Payments - RSU Activity Rollforward (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (Non-vested), beginning of year (in shares) | shares	3,422,582	4,636,347	6,598,783
Granted (in shares) | shares	2,195,133	1,759,011	1,775,569
Vested (in shares) | shares	1,176,695	2,781,687	3,738,005
Forfeited (in shares) | shares	808,305	191,089	0
Outstanding (Non-vested), end of year (in shares) | shares	3,632,715	3,422,582	4,636,347
Weighted average grant date fair value, RSU outstanding beginning balance (in GBP per share) | £ / shares	£ 2.46	£ 2.08	£ 1.29
Weighted average grant date fair value, RSU granted (in GBP per share) | £ / shares	2.15	1.80	2.95
Weighted average grant date fair value, RSU vested (in GBP per share) | £ / shares	2.93	1.54	1.10
Weighted average grant date fair value, RSU forfeited (in GBP per share) | £ / shares	2.25	2.37	0
Weighted average grant date fair value, RSU Ending balance (in GBP per share) | £ / shares	£ 1.91	£ 2.46	£ 2.08